Operating Segment Information	12 Months Ended
Dec. 31, 2025
Operating Segment Information [Abstract]
OPERATING SEGMENT INFORMATION
4.	OPERATING SEGMENT INFORMATION

The Group operates its businesses in three operating segments: media and entertainment segment, hotel operation, hospitality and VIP services segment and strategic investment segment.

The following summary describes the operations in each of the Group’s operating and reportable segment:

(a)	Media and entertainment segment: The Group engages in the provision of print and digital advertising campaigns, licensing, and value-added marketing services including branded content, video production, social media activation, event creation, and experiential marketing, among other services.
(b)	Hotel operation, hospitality and VIP services segment: The Group engages in hotel operation, hospitality and VIP services

(c)	Strategic investment segment: The Group engages in proprietary investments and management of global investment portfolio (including listed and unlisted equity shares investments and movie income right investments).

Management closely monitors the performance of the Group’s operating segments separately to support informed decisions on resource allocation and performance evaluation. Segment performance is evaluated based on reportable segment result, which is a measure of profit (loss) before tax from operations. The profit (loss) before tax from operations is measured after allocation of attributable costs of specialized staff and direct operating costs consistently with the Group’s profit (loss) before tax from operations. Other income, gain from a bargain purchase, finance costs, share-based payment expenses and corporate expenses such as staff costs not directly attributable to segments, short-term leases and administrative expenses are excluded from such measurement.

Segment assets exclude prepayments, deposits and other receivables, investments held in trust accounts and cash and bank balances, as these assets are managed on a group basis.

Segment liabilities exclude tax payable, borrowings, redeemable shares classified as financial liabilities, amount due to ultimate holding company, lease liabilities and deferred tax liabilities as these liabilities are managed on a group basis.

Segment revenue and results

The following tables present information by segment:

For the year ended December 31, 2023

	Media and entertainment	Hotel operation, hospitality and VIP services	Strategic investment	Total
	US$’000	US$’000	US$’000	US$’000
Segment revenue (Note 5)
Revenue
– from contracts with customers	14,422	5,423	—	19,845
– other	—	—	22,698	22,698
	14,422	5,423	22,698	42,543
Cost of production and cost of hotel operation	(3,761)	(2,125)	—	(5,886)
Staff costs	(6,242)	(347)	—	(6,589)
Depreciation	(137)	(2,687)	—	(2,824)
Other segment expenses	(2,843)	(2,715)	—	(5,558)
Segment results	1,439	(2,451)	22,698	21,686
Other income				1,245
Gain from a bargain purchase				4,469
Finance costs				(7,136)
Corporate and other unallocated expenses				(1,205)
Profit before tax				19,059

Other segment information
Depreciation of property, plant and equipment	137	2,687	—	2,824
Amortization of intangible assets	9	—	—	9

For the year ended December 31, 2024

	Media and entertainment	Hotel operation, hospitality and VIP services	Strategic investment	Total
	US$’000	US$’000	US$’000	US$’000
Segment revenue (Note 5)
Revenue
– from contracts with customers	18,859	23,132	—	41,991
– other	—	—	35,023	35,023
	18,859	23,132	35,023	77,014
Cost of production and cost of hotel operation	(7,102)	(8,510)	—	(15,612)
Staff costs	(7,340)	(3,844)	—	(11,184)
Depreciation	(312)	(11,400)	—	(11,712)
Other segment expenses	(2,033)	(322)	—	(2,355)
Segment results	2,072	(944)	35,023	36,151
Other income				24,815
Finance costs				(10,612)
Corporate and other unallocated expenses				(3,981)
Profit before tax				46,373

Other segment information
Depreciation of property, plant and equipment	312	11,400	—	11,712
Amortization of intangible assets	9	—	—	9

For the year ended December 31, 2025

	Media and entertainment	Hotel operation, hospitality and VIP services	Strategic investment	Total
	US$’000	US$’000	US$’000	US$’000
Segment revenue (Note 5)
Revenue
– from contracts with customers	17,740	27,965	—	45,705
– other	—	—	52,620	52,620
	17,740	27,965	52,620	98,325
Cost of production and cost of hotel operation	(8,206)	(11,774)	—	(19,980)
Staff costs	(6,807)	(4,876)	—	(11,683)
Depreciation	(538)	(14,917)	—	(15,455)
Other segment expenses	(2,027)	(380)	—	(2,407)
Segment results	162	(3,982)	52,620	48,800
Other income				10,571
Share-based payment expenses				(58,902)
Finance costs				(8,293)
Corporate and other unallocated expenses				(3,339)
Loss before tax				(11,163)

Other segment information
Depreciation of property, plant and equipment	538	14,917	—	15,455
Amortization of intangible assets	9	—	—	9

Segment assets and liabilities

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Segment assets
Media and entertainment services	139,929	124,952	126,874
Hotel operation, hospitality and VIP services	275,018	575,579	595,474
Strategic investments	77,801	450,882	494,524
Total segment assets	492,748	1,151,413	1,216,872
Unallocated corporate assets	8,766	23,021	247,204
Total assets	501,514	1,174,434	1,464,076

Segment liabilities
Media and entertainment services	13,332	6,525	1,866
Hotel operation, hospitality and VIP services	53,878	68,767	70,519
Total segment liabilities	67,210	75,292	72,385
Unallocated corporate liabilities	156,470	330,012	552,602
Total liabilities	223,680	405,304	624,987

Geographical information

The following table sets forth the Group’s revenue from contract with customers by geographical areas based on the location of the operations:

	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Media and entertainment services
– China (including Hong Kong)	34	666	241
– Europe	6,589	9,660	8,192
– America	5,157	4,866	5,271
– Southeast Asia	2,642	3,667	4,036
	14,422	18,859	17,740

Hotel operation, hospitality and VIP services
– China (including Hong Kong)	5,423	5,801	6,211
– Southeast Asia	—	17,331	21,754
	5,423	23,132	27,965
Total	19,845	41,991	45,705

The following table sets forth the Group’s non-current assets (other than financial assets) by geographical areas based on the location of the operations:

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
China (including Hong Kong)	179,221	180,313	179,894
Europe	119,152	119,527	119,242
America	15,414	48,068	48,005
Southeast Asia	95,686	346,166	368,095
Total assets	409,473	694,074	715,236

Information about major customers

Other than the income generated from media and entertainment segment from AMTD Group of US$2,726,000, US$2,737,000 and US$2,739,000, respectively, for the year ended December 31, 2023, 2024 and 2025, no revenue derived from a single customer accounted for 10% or more of the total revenue of the Group for the year.